Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Annex A – Acquisition (sale) of Consolidated Companies, net
Working capital (except for cash and cash equivalents)	$ 14,086	$ 139	$ (42,304)
Restricted cash	(822)	0	0
Financial liabilities through profit or loss	0	0	(86,768)
Fixed assets	(18,730)	1,364	121,359
Intangible assets	7,965	41,437	164,765
Deferred costs in respect of projects	2,348	15,741	104,346
Deferred borrowing costs	0	0	5,738
Deferred taxes	(6)	0	115
Investment in investee	(98)	0	(39,803)
Right-of-use asset and lease liability, net	147	0	(633)
Loans from banks and other financial institutions	18,588
Loan to investee	(17,391)	(1,719)	(24,512)
Loan from non-controlling interests	1,083	0	(23,551)
Non-controlling interests	(195)	0	(22,256)
Total consideration which was paid, after deducting cash in consolidated companies	6,975	$ 56,962	$ 156,496
UNITED STATES
Annex A – Acquisition (sale) of Consolidated Companies, net
Payment for development of project	$ 103,000